Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 1.2%
Ansell Ltd.	3,187	100,031
Austria 4.4%
Andritz AG	6,181	360,908
Finland 1.7%
UPM-Kymmene OYJ	3,754	143,350
France 4.4%
AtoS	2,214	148,061
Eiffage SA	1,908	210,529
Total		358,590
Germany 9.2%
Aroundtown SA	15,415	130,019
Covestro AG	3,495	244,121
Duerr AG	6,384	262,767
KION Group AG	1,150	122,263
Total		759,170
Greece 0.9%
Piraeus Financial Holdings SA(a)	41,876	76,335
Hong Kong 0.3%
WH Group Ltd.	25,000	21,560
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	1,355	6,152
Israel 5.3%
Bank Hapoalim BM(a)	35,761	313,638
Bezeq Israeli Telecommunication Corp., Ltd.(a)	112,343	125,338
Total		438,976
Japan 19.1%
Dai-ichi Life Holdings, Inc.	9,300	194,557
Daiwabo Holdings Co., Ltd.	15,000	233,261
Invincible Investment Corp.	221	89,833
Kinden Corp.	9,300	156,373
Koito Manufacturing Co., Ltd.	3,000	197,392
Matsumotokiyoshi Holdings Co., Ltd.	6,900	299,062
Ship Healthcare Holdings, Inc.	9,400	225,281
Starts Corp., Inc.	2,200	56,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	7,100	121,391
Total		1,573,182
Netherlands 9.5%
ABN AMRO Bank NV(a)	9,672	129,507
ASR Nederland NV	8,322	358,418
Signify NV	4,690	290,070
Total		777,995
Norway 3.1%
Leroy Seafood Group ASA	27,910	251,965
Singapore 5.2%
BW LPG Ltd.	17,075	118,012
Venture Corp., Ltd.	21,500	312,737
Total		430,749
South Korea 5.0%
GS Retail Co., Ltd.	5,249	175,164
Hyundai Home Shopping Network Corp.	986	83,646
Youngone Corp.	3,542	150,613
Total		409,423
Spain 4.2%
ACS Actividades de Construccion y Servicios SA	1,436	44,262
Endesa SA	8,548	246,450
Tecnicas Reunidas SA(a)	3,983	56,738
Total		347,450
Taiwan 4.5%
Fubon Financial Holding Co., Ltd.	143,000	370,977
United Kingdom 16.6%
BT Group PLC(a)	77,009	190,621
Crest Nicholson Holdings PLC(a)	11,786	76,484
DCC PLC	3,462	293,967
John Wood Group PLC(a)	17,153	59,444
Just Group PLC(a)	192,539	300,839
Royal Mail PLC(a)	13,812	113,264
TP Icap Group PLC	108,347	329,201
Total		1,363,820
Overseas SMA Completion Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.7%
Aerie Pharmaceuticals, Inc.(a)	960	15,638
Diversified Energy Co. PLC	82,194	121,973
Insmed, Inc.(a)	1,048	25,781
Quotient Ltd.(a)	6,756	28,105
Sage Therapeutics, Inc.(a)	477	33,199
Total		224,696
Total Common Stocks (Cost $6,603,736)		8,015,329

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	104,756	104,746
Total Money Market Funds (Cost $104,746)		104,746
Total Investments in Securities (Cost $6,708,482)		8,120,075
Other Assets & Liabilities, Net		104,720
Net Assets		$8,224,795

At May 31, 2021, securities and/or cash totaling $14,256 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1	06/2021	USD	116,850	6,913	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	22,229	4,999,233	(4,916,714)	(2)	104,746	(156)	97	104,756
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Overseas SMA Completion Portfolio | Quarterly Report 2021

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